Share-Based Payments - Summary of Movements of Options Issued (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, Beginning balance | shares	29,330,001	29,093,334
Forfeited | shares	(66,667)	(133,334)
Exercised | shares	(170,000)	(749,999)
Options outstanding, Ending balance | shares	29,093,334	28,210,001
Options exercisable | shares	13,560,000	12,676,667
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.51	$ 0.51
Weighted Average Exercise Price, Forfeited | $ / shares	0.5	1.3
Weighted Average Exercise Price, Exercised | $ / shares	390	0.68
Weighted Average Exercise Price, Ending Balance | $ / shares	0.51	0.5
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.52	$ 0.5